Refund liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Refund Liabilities [Abstract]
Disclosure of development of refund liabilities
Development of refund liabilities:

(In € thousand)	2022	2021
BALANCE AS AT JANUARY 1	254,581	111,426
Additions	52,012	159,179
Payments	(2,626)	(18,022)
Other releases	(879)	(15,198)
Revenue recognition	(169,242)	—
Interest expense capitalized	9,597	8,478
Exchange rate difference	(357)	8,718
BALANCE AS AT DECEMBER 31	143,085	254,581
Less non-current portion	(6,635)	(158,970)
CURRENT PORTION	136,450	95,611